Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 5,674,671
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	6,004,637
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	5,304,861
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	5,592,627
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	157,617
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	157,617
Inventories [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	163,233
Inventories [member] | Book value [member] | Export-Import Bank of Korea and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	205,433
Cash and cash equivalents [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	8,296
Cash and cash equivalents [member] | Book value [member] | Shinhan Bank [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	8,296
Shinhan Bank [member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	40,664
Shinhan Bank [member] | Book value [member] | Kookmin Bank and Others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 40,664